ACCOUNTS PAYABLE	9 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE	6. ACCOUNTS PAYABLE As of June 30, 2016 and September 30, 2015, the amount Accounts Payable to LiteArt, Inc. was $11,446 and $0 respectively.